Net debt (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Net Debt [Abstract]
Schedule of current assets, short and long term borrowings

	Listing exchange	2025 £m	2024 £m
Current assets:
Liquid investments		9	21
Cash and cash equivalents		3,397	3,870
		3,406	3,891
Short-term borrowings:
Commercial paper		(1,078)	–
Bank loans, overdrafts and other		(314)	(762)
4.000% € Euro Medium Term Note 2025	London Stock Exchange	–	(622)
3.625% US$ US Medium Term Note 2025	New York Stock Exchange	–	(797)
1.250% € Euro Medium Term Note 2026	London Stock Exchange	(873)	–
1.000% € Euro Medium Term Note 2026	London Stock Exchange	(610)	–
Lease liabilities		(137)	(168)
		(3,012)	(2,349)
Long-term borrowings:
1.250% € Euro Medium Term Note 2026	London Stock Exchange	–	(829)
1.000% € Euro Medium Term Note 2026	London Stock Exchange	–	(581)
4.315% US$ US Medium Term Note 2027	New York Stock Exchange	(297)	–
SOFR + 0.500% US$ US Medium Term Note 2027	New York Stock Exchange	(445)	–
3.000% € Euro Medium Term Note 2027	London Stock Exchange	(436)	(414)
3.375% £ Euro Medium Term Note 2027	London Stock Exchange	(307)	(307)
3.875% US$ US Medium Term Note 2028	New York Stock Exchange	(1,299)	(1,393)
0.883% ¥ Euro Medium Term Note 2028	London Stock Exchange	(201)	(216)
1.250% £ Euro Medium Term Note 2028	London Stock Exchange	(747)	(746)
3.375% US$ US Medium Term Note 2029	New York Stock Exchange	(739)	(792)
1.375% € Euro Medium Term Note 2029	London Stock Exchange	(435)	(414)
4.500% US$ US Medium Term Note 2030	New York Stock Exchange	(627)	–
1.750% € Euro Medium Term Note 2030	London Stock Exchange	(654)	(621)
2.875% € Euro Medium Term Note 2031	London Stock Exchange	(607)	(576)
3.125% € Euro Medium Term Note 2032	London Stock Exchange	(608)	(577)
5.250% £ Euro Medium Term Note 2033	London Stock Exchange	(568)	(567)
5.375% US$ US Medium Term Note 2034	London Stock Exchange	(370)	(396)
4.875% US$ US Medium Term Note 2035	New York Stock Exchange	(551)	–
1.625% £ Euro Medium Term Note 2035	London Stock Exchange	(745)	(745)
3.250% € Euro Medium Term Note 2036	London Stock Exchange	(520)	(494)
6.375% US$ US Medium Term Note 2038	New York Stock Exchange	(2,028)	(2,176)
6.375% £ Euro Medium Term Note 2039	London Stock Exchange	(627)	(627)
5.250% £ Euro Medium Term Note 2042	London Stock Exchange	(472)	(472)
4.200% US$ US Medium Term Note 2043	New York Stock Exchange	(365)	(392)
4.250% £ Euro Medium Term Note 2045	London Stock Exchange	(366)	(366)
Other long-term borrowings		(1)	(2)
Lease liabilities		(693)	(934)
		(14,708)	(14,637)
Liabilities relating to assets held for sale:
Lease liabilities		(139)	–
		(139)	–
Net debt		(14,453)	(13,095)

Schedule of lease obligations	The maturity analysis of discounted lease liabilities recognised on the Group balance sheet is as follows:

	2025 £m	2024 £m
Rental payments due within one year	137	168
Rental payments due between one and two years	217	222
Rental payments due between two and three years	108	146
Rental payments due between three and four years	71	109
Rental payments due between four and five years	50	73
Rental payments due after five years	247	384
Total lease liabilities	830	1,102